Note 39 - Operating Segments - Financial Statements (Details) - USD ($) $ in Thousands			3 Months Ended																												12 Months Ended
	Jan. 01, 2020		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022		Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019		Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Statement Line Items [Line Items]
Revenue			$ 46,868	$ 50,107	$ 38,528	$ 38,661		$ 41,187	$ 37,031	$ 29,435	$ 34,178		$ 35,840	$ 36,992	$ 35,072	$ 32,136		$ 33,496	$ 29,977	$ 25,720	$ 28,128		$ 25,359	$ 22,913	$ 23,602	$ 23,433		$ 19,953	$ 16,520	$ 15,920	$ 183,018		$ 146,314	[1]	$ 142,082	[1]	$ 121,329	[1]	$ 100,002	[1]	$ 75,826	[1]
Inter-segmental revenue																															0		0		0		0		0		0
Royalty			(2,422)	(2,475)	(1,934)	(1,987)		(2,207)	(1,963)	(1,480)	(1,716)		(1,796)	(1,854)	(1,758)	(1,612)		(1,679)	(1,503)	(1,289)	(1,408)		(1,271)	(1,146)	(1,182)	(1,172)		(999)	(864)	(819)	(9,263)		(7,637)	[1]	(7,124)	[1]	(6,083)	[1]	(5,007)	[1]	(3,854)	[1]
Production costs			(21,085)	(20,460)	(18,960)	(21,681)		(20,452)	(20,726)	(19,850)	(18,335)		(15,802)	(14,502)	(14,359)	(14,178)		(13,729)	(12,362)	(12,857)	(11,174)		(10,399)	(11,451)	(10,687)	(9,650)		(9,410)	(7,571)	(9,769)	(80,744)		(82,709)	[1]	(62,998)	[1]	(53,126)	[1]	(43,711)	[1]	(36,400)	[1]
Depreciation			(4,048)	(4,239)	(3,819)	(4,437)		(4,385)	(3,409)	(2,255)	(2,769)		(2,670)	(2,639)	(2,063)	(2,303)		(2,351)	(2,199)	(1,193)	(1,171)		(1,143)	(1,141)	(1,173)	(1,275)		(1,059)	(1,052)	(1,048)	(16,021)		(14,486)	[1]	(10,141)	[1]	(8,046)	[1]	(4,628)	[1]	(4,434)	[1]
Other income			16	185	164	15		62	168	18	43		14	1	2	4		12	7	23	29		27	2,791	1,918	231		5	749	1,289	1,090		263	[1]	60	[1]	46	[1]	4,765	[1]	2,274	[1]
Other expenses			(2,814)	(664)	(600)	(1,565)		(701)	(1,461)	(640)	(9,947)		(552)	(490)	(793)	(1,741)		(1,254)	(3,883)	(258)	(3,488)		(305)	(1,314)	(208)	(184)		(173)	(220)	(89)	(6,940)	[2]	(4,367)	[1],[3]	(11,782)	[1],[4]	(7,136)	[1],[5]	(5,315)	[1],[6]	(666)	[1],[7]
Administrative expenses			(3,954)	(3,664)	(2,611)	(5,419)		(2,889)	(3,183)	(5,938)	(3,873)		(2,789)	(2,908)	(2,371)	(3,830)		(1,906)	(1,745)	(1,610)	(2,636)		(2,539)	(1,275)	(1,547)	(1,686)		(1,246)	(1,309)	(1,396)	(15,658)		(17,429)	[1]	(11,941)	[1]	(9,091)	[1]	(7,997)	[1]	(5,637)	[1]
Management fee																															0		0		0		0		0		0
Cash-settled share-based expense			(422)	(4)	(53)	(165)		(27)	9	(280)	(274)		(25)	57	(367)	(51)		(243)	(31)	(152)	(236)		(231)	(762)	(184)	(283)		(36)	(9)	(361)	(201)		(463)	[1]	(609)	[1]	(477)	[1]	(1,413)	[1]	(689)	[1]
Equity-settled share-based expense			(279)	(305)	(201)	(76)		(233)	(221)	(110)	(308)		(94)	0	(82)																(1,054)		(640)	[1]	(484)	[1]	0	[1]	0	[1]	0	[1]
Net foreign exchange (loss) gain	$ 5,580		(3,132)	(2,182)	(4,882)	(494)		(1,044)	(5,270)	36	(3,707)		(272)	(450)	(1,248)	(895)		186	(427)	105	(1,518)		252	(224)	940	(1,548)		1,642	2,206	3,280	(9,722)		(6,772)	[1]	(5,677)	[1]	(1,031)	[1],[8]	(550)	[1],[8]	5,580	[1]
Net derivative financial instrument expense			(20)	(174)	(302)	(529)		(102)	(54)	(434)	(38)		537	41	(1,738)	(133)		0	7	(114)	(145)		27	(113)	(35)	(277)		0	(194)	(130)	(831)		(1,119)	[1]	(1,198)	[1]	(240)	[1]	(266)	[1]	(601)	[1]
Finance income			7	3	6	9		21	4	5	7		7	2	1	3		4	4	3	26		4	18	14	66		30	44	6	26		39	[1]	17	[1]	14	[1]	62	[1]	146	[1]
Finance cost			(831)	(797)	(732)	(662)		(529)	(1,061)	(772)	(347)		(16)	(177)	(117)	(10)		(17)	(227)	(121)	23		(91)	(147)	(152)	(228)		(46)	(16)	(54)	(3,157)		(3,024)	[1]	(657)	[1]	(375)	[1]	(367)	[1]	(344)	[1]
Profit (loss) before tax			7,884	15,331	4,604	1,670		8,701	(136)	(2,265)	(7,086)		12,382	14,073	10,179	7,390		12,519	7,618	8,257	6,430		9,690	8,149	11,306	7,427		8,661	8,284	12,238	40,543		7,970	[1]	29,548	[1]	35,784	[1]	35,575	[1]	36,610	[1]
Tax expense	(10,927)		(4,600)	(5,151)	(2,530)	(4,258)		(3,777)	(2,395)	(2,380)	684		(4,456)	(5,819)	(4,768)	(3,738)		(4,203)	(3,511)	(2,352)	(1,950)		(4,995)	(3,514)	(2,072)	(2,328)		(3,861)	(8,141)	3,403	(17,489)		(12,810)	[1],[8]	(14,359)	[1],[8]	(13,804)	[1],[8]	(12,531)	[1],[8]	(10,927)	[1],[8]
Profit for the year*	25,683		3,284	10,180	2,074	(2,588)		4,924	(2,531)	(4,645)	(6,402)		7,926	8,254	5,411	3,652		8,316	4,107	5,905	4,480		4,695	4,635	9,234	5,099		4,800	143	15,641	23,054		(4,840)	[1],[8],[9]	15,189	[1],[8],[10],[11]	21,980	[1],[8],[10],[11]	23,044	[1],[8]	25,683	[1],[8]
Current (excluding intercompany, including assets held for sale)	29,839		59,857	62,760	47,470	54,229	[1]	54,524	44,605	50,899	38,427	[1]	40,669	42,845	50,228	52,933	[1]	50,312	47,106	44,233	44,586	[1]	48,095	34,846	34,322	29,839	[1]	27,973	25,646	25,537	61,318		54,229	[1]	38,427	[1]	52,933	[1]	44,586	[1]	29,839	[1]
Non-current (excluding intercompany)	113,714		279,803	275,743	274,307	274,074	[1]	265,813	269,286	269,069	196,764	[1]	187,980	179,354	168,063	157,944	[1]	147,421	140,925	138,725	133,334	[1]	124,028	119,506	116,609	113,714	[1]	109,255	105,671	102,625	287,046		274,074	[1]	196,764	[1]	157,944	[1]	133,334	[1]	113,714	[1]
Solar plant						13,519															500										13,512		13,519						500
Additions other than through business combinations, property, plant and equipment	20,423																														27,581		29,606		48,220		31,269		24,778
Additions on evaluation and exploration assets (note 17)	172																														4,889		76,693		9,398		5,717		3,059
Intercompany balances	0					0					0					0					0										0		0		0		0		0
Current (excluding intercompany)	(9,879)		(41,489)	(41,249)	(38,150)	(40,133)	[1]	(35,766)	(36,931)	(47,222)	(32,441)	[1]	(17,250)	(17,150)	(18,698)	(17,688)	[1]	(14,583)	(12,302)	(11,054)	(9,964)	[1]	(10,404)	(9,909)	(11,524)	(9,879)	[1]	(10,359)	(9,199)	(11,039)	(45,395)		(40,133)	[1]	(32,441)	[1]	(17,688)	[1]	(9,964)	[1]	(9,879)	[1]
Non-current (excluding intercompany)	(33,675)	[8]	(67,213)	(66,183)	(63,346)	(63,970)	[1],[8]	(57,925)	(52,706)	(49,341)	(45,061)	[1],[8]	(44,420)	(42,682)	(41,928)	(40,726)	[1],[8]	(39,473)	(37,930)	(36,781)	(36,844)	[1]	(34,628)	(33,368)	(32,278)	(33,675)	[1]	(31,479)	(30,292)	(24,772)	(68,505)		(63,970)	[1],[8]	(45,061)	[1],[8]	(40,726)	[1],[8]	(36,844)	[1]	(33,675)	[1]
Intercompany balances	0					0					0					0					0										0		0		0		0		0
Depreciation			4,048	4,239	3,819	4,437		4,385	3,409	2,255	2,769		2,670	2,639	2,063	2,303		2,351	2,199	1,193	1,171		1,143	1,141	1,173	1,275		1,059	1,052	1,048	16,021		14,486	[1]	10,141	[1]	8,046	[1]	4,628	[1]	4,434	[1]
Other expenses*			2,814	664	600	1,565		701	1,461	640	9,947		552	490	793	1,741		1,254	3,883	258	3,488		305	1,314	208	184		173	220	89	6,940	[2]	4,367	[1],[3]	11,782	[1],[4]	7,136	[1],[5]	5,315	[1],[6]	666	[1],[7]
Administrative expenses			3,954	3,664	2,611	5,419		2,889	3,183	5,938	3,873		2,789	2,908	2,371	3,830		1,906	1,745	1,610	2,636		2,539	1,275	1,547	1,686		1,246	1,309	1,396	15,658		17,429	[1]	11,941	[1]	9,091	[1]	7,997	[1]	5,637	[1]
Profit with sale of subsidiary																										0		0	0	5,409											5,409
Loss) before tax			$ 7,884	$ 15,331	$ 4,604	1,670		$ 8,701	$ (136)	$ (2,265)	(7,086)		$ 12,382	$ 14,073	$ 10,179	7,390		$ 12,519	$ 7,618	$ 8,257	6,430		$ 9,690	$ 8,149	$ 11,306	$ 7,427		$ 8,661	$ 8,284	$ 12,238	40,543		7,970	[1]	29,548	[1]	35,784	[1]	35,575	[1]	36,610	[1]
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Revenue																															0		0		0		0		0		0
Inter-segmental revenue																															(19,296)		(17,623)		(19,885)		(21,662)		(23,214)		(15,194)
Royalty																															0		0		0		0		0		0
Production costs																															17,493		16,097		18,586		19,893		20,639		13,618
Depreciation																															1,081		1,079		789		466		424		350
Other income																															(29)		(1,750)		0		0		0		0
Other expenses																															0	[2]	0	[3]	0	[4]	0	[5]	0	[6]	0	[7]
Administrative expenses																															35		17		0		(2)		10		0
Management fee																															0		(3)		0		0		0		0
Cash-settled share-based expense																															0		660		853		691		634		0
Equity-settled share-based expense																															0		0		0
Net foreign exchange (loss) gain																															(23)		(71)		(291)		(92)		(272)		0
Net derivative financial instrument expense																															0		0		0		0		0		0
Finance income																															(2,224)		0		0		0		0		0
Finance cost																															2,221		(2)		0		0		0		0
Profit (loss) before tax																															(742)		(1,596)		52		(706)		(1,779)		(1,226)
Tax expense																															(78)		(19)		117		151		380		192
Profit for the year*																															(820)		(1,615)		169		(555)		(1,399)		(1,034)
Current (excluding intercompany, including assets held for sale)	(139)					(1,757)					(83)					(162)					(194)										(1,696)		(1,757)		(83)		(162)		(194)
Non-current (excluding intercompany)	(2,456)					(5,294)					(5,446)					(4,880)					(4,237)										(5,644)		(5,294)		(5,446)		(4,880)		(4,237)
Solar plant						0															0										0		0						0
Additions other than through business combinations, property, plant and equipment	(1,165)																														(1,432)		(2,570)		(1,355)		(1,019)		(1,887)
Additions on evaluation and exploration assets (note 17)	0																														0		0		0		0		0
Intercompany balances	(52,783)					(145,523)					(107,227)					(91,697)					(69,144)										(209,380)		(145,523)		(107,227)		(91,697)		(69,144)
Current (excluding intercompany)	0					0					0					0					0										0		0		0		0		0
Non-current (excluding intercompany)	140					4					116					322					264										(75)		4		116		322		264
Intercompany balances	52,783					145,523					107,227					91,697					69,144										209,380		145,523		107,227		91,697		69,144
Depreciation																															(1,081)		(1,079)		(789)		(466)		(424)		(350)
Other expenses*																															(0)	[2]	(0)	[3]	(0)	[4]	(0)	[5]	(0)	[6]	(0)	[7]
Administrative expenses																															(35)		(17)		(0)		2		(10)		(0)
Profit with sale of subsidiary																																									0
Loss) before tax																															(742)		(1,596)		52		(706)		(1,779)		(1,226)
Material reconciling items [member]
Statement Line Items [Line Items]
Revenue																															0		0		0		0		0		0
Inter-segmental revenue																															0		0		0		0		0		(779)
Royalty																															0		0		0		0		0		0
Production costs																															(27)		0		0		0		0		0
Depreciation																															(44)		(41)		(42)		(44)		(41)		(49)
Other income																															230		1,766		0		0		0		0
Other expenses																															0	[2]	0	[3]	(427)	[4]	(3,895)	[5]	(21)	[6]	0	[7]
Administrative expenses																															(10,598)		(10,124)		(8,722)		(6,094)		(5,614)		(3,775)
Management fee																															0		0		0		0		0		0
Cash-settled share-based expense																															(201)		(1,123)		(1,462)		(1,197)		(1,933)		(289)
Equity-settled share-based expense																															(1,054)		(640)		(484)
Net foreign exchange (loss) gain																															184		797		406		389		(173)		18
Net derivative financial instrument expense																															(831)		(1,119)		(1,198)		(135)		(102)		(601)
Finance income																															1,644		0		0		0		9		47
Finance cost																															(1,344)		64		229		1,255		(9)		(3)
Profit (loss) before tax																															(12,041)		(10,420)		(11,700)		(9,721)		(7,884)		(22)
Tax expense																															(476)		(300)		(850)		0		(253)		(128)
Profit for the year*																															(12,517)		(10,720)		(12,550)		(9,721)		(8,137)		(150)
Current (excluding intercompany, including assets held for sale)	4,987					1,986					3,932					16,198					12,390										604		1,986		3,932		16,198		12,390
Non-current (excluding intercompany)	244					(2,419)					19,406					434					2,987										(4,102)		(2,419)		19,406		434		2,987
Solar plant						0															0										0		0						0
Additions other than through business combinations, property, plant and equipment	248																														2		(11,440)		10,821		0		123
Additions on evaluation and exploration assets (note 17)	0																														0		0		4		0		0
Intercompany balances	43,914					84,441					61,557					48,054					44,910										135,266		84,441		61,557		48,054		44,910
Current (excluding intercompany)	(1,156)					(2,210)					(13,089)					(6,040)					(1,336)										(2,868)		(2,210)		(13,089)		(6,040)		(1,336)
Non-current (excluding intercompany)	5					(416)					(1,109)					(1,107)					(2,112)										(411)		(416)		(1,109)		(1,107)		(2,112)
Intercompany balances	(17,784)					(81,227)					(59,749)					(43,816)					(35,124)										(77,383)		(81,227)		(59,749)		(43,816)		(35,124)
Depreciation																															44		41		42		44		41		49
Other expenses*																															(0)	[2]	(0)	[3]	427	[4]	3,895	[5]	21	[6]	(0)	[7]
Administrative expenses																															10,598		10,124		8,722		6,094		5,614		3,775
Profit with sale of subsidiary																																									5,409
Loss) before tax																															(12,041)		(10,420)		(11,700)		(9,721)		(7,884)		(22)
Blanket [member]
Statement Line Items [Line Items]
Revenue																															179,369		140,615		142,082		121,329		100,002		75,826
Inter-segmental revenue																															0		0		0		0		0		0
Royalty																															(9,081)		(7,318)		(7,124)		(6,083)		(5,007)		(3,854)
Production costs																															(77,245)		(68,923)		(62,701)		(53,117)		(44,032)		(36,278)
Depreciation																															(16,906)		(15,385)		(10,735)		(8,348)		(4,920)		(4,645)
Other income																															232		236		48		47		4,751		2,016
Other expenses																															(6,750)	[2]	(4,353)	[3]	(11,289)	[4]	(3,241)	[5]	(5,180)	[6]	(498)	[7]
Administrative expenses																															(1,602)		(912)		(172)		(128)		(156)		(126)
Management fee																															(2,924)		(3,468)		(3,454)		(2,908)		(2,492)		(2,798)
Cash-settled share-based expense																															0		0		0		0		0		(234)
Equity-settled share-based expense																															0		0		0
Net foreign exchange (loss) gain																															(9,739)
Net derivative financial instrument expense																															0		0		0		0		0		0
Finance income																															0		0		0		0		0		0
Finance cost																															(3,488)		(3,323)		(861)		(1,614)		(352)		(299)
Profit (loss) before tax																															51,866
Tax expense																															(16,418)		(12,256)
Profit for the year*																															35,448
Current (excluding intercompany, including assets held for sale)	21,608					51,236					33,130					34,440					27,070										59,222		51,236		33,130		34,440		27,070
Non-current (excluding intercompany)	108,472					188,426					176,356					151,427					127,100										198,400		188,426		176,356		151,427		127,100
Solar plant						13,519															0										13,512		13,519						0
Additions other than through business combinations, property, plant and equipment	21,293																														28,570		43,496		38,763		30,575		26,391
Additions on evaluation and exploration assets (note 17)	0																														0		0		7,964		0		0
Intercompany balances	0					44,452					33,468					34,512					17,482										53,342		44,452		33,468		34,512		17,482
Current (excluding intercompany)	(7,177)					(31,747)					(17,451)					(10,042)					(6,831)										(36,507)		(31,747)		(17,451)		(10,042)		(6,831)
Non-current (excluding intercompany)	(33,803)	[8]				(57,626)	[8]				(43,967)	[8]				(39,628)	[8]				(34,996)	[8]									(63,731)		(57,626)	[8]	(43,967)	[8]	(39,628)	[8]	(34,996)	[8]
Intercompany balances	(2,441)					(24,412)					(12,725)					(12,414)					0										(16,727)		(24,412)		(12,725)		(12,414)		0
Depreciation																															16,906		15,385		10,735		8,348		4,920		4,645
Other expenses*																															6,750	[2]	4,353	[3]	11,289	[4]	3,241	[5]	5,180	[6]	498	[7]
Administrative expenses																															1,602		912		172		128		156		126
Profit with sale of subsidiary																																									0
Loss) before tax																															51,866
South African operations [member]
Statement Line Items [Line Items]
Revenue																															0		0		0		0		0		0
Inter-segmental revenue																															19,296		17,623		19,885		21,662		23,214		15,973
Royalty																															0		0		0		0		0		0
Production costs																															(17,579)		(16,788)		(18,883)		(19,902)		(20,318)		(13,740)
Depreciation																															(152)		(139)		(153)		(120)		(91)		(90)
Other income																															1		10		12		(1)		14		258
Other expenses																															0	[2]	0	[3]	(66)	[4]	0	[5]	(114)	[6]	(168)	[7]
Administrative expenses																															(3,374)		(4,301)		(3,047)		(2,867)		(2,237)		(1,736)
Management fee																															2,924		3,471		3,454		2,908		2,492		2,798
Cash-settled share-based expense																															0		0		0		29		(114)		(166)
Equity-settled share-based expense																															0		0		0
Net foreign exchange (loss) gain																															(168)		(144)		(119)		(295)		132		9
Net derivative financial instrument expense																															0		0		0		(105)		(164)		0
Finance income																															606		39		17		14		53		99
Finance cost																															(8)		448		(25)		(16)		(6)		(42)
Profit (loss) before tax																															1,546		219		1,075		1,307		2,861		3,195
Tax expense																															(517)		(235)		(252)		(652)		(854)		(825)
Profit for the year*																															1,029		(16)		823		655		2,007		2,370
Current (excluding intercompany, including assets held for sale)	3,383					2,363					1,448					2,457					5,320										2,592		2,363		1,448		2,457		5,320
Non-current (excluding intercompany)	315					697					822					2,315					716										1,084		697		822		2,315		716
Solar plant						0															0										0		0						0
Additions other than through business combinations, property, plant and equipment	47																														441		120		(881)		1,713		151
Additions on evaluation and exploration assets (note 17)	0																														0		0		0		0		0
Intercompany balances	8,869					16,844					12,202					9,131					6,752										20,101		16,844		12,202		9,131		6,752
Current (excluding intercompany)	(1,546)					(4,421)					(1,901)					(1,606)					(1,797)										(4,032)		(4,421)		(1,901)		(1,606)		(1,797)
Non-current (excluding intercompany)	(17)					0					(101)					(313)					0										(199)		0		(101)		(313)		0
Intercompany balances	(32,558)					(34,193)					(34,753)					(35,467)					(34,020)										(38,179)		(34,193)		(34,753)		(35,467)		(34,020)
Depreciation																															152		139		153		120		91		90
Other expenses*																															(0)	[2]	(0)	[3]	66	[4]	(0)	[5]	114	[6]	168	[7]
Administrative expenses																															3,374		4,301		3,047		2,867		2,237		1,736
Profit with sale of subsidiary																																									0
Loss) before tax																															1,546		219		1,075		1,307		2,861		$ 3,195
Bilboes oxide mine [member]
Statement Line Items [Line Items]
Revenue																															3,649		5,699
Inter-segmental revenue																															0		0
Royalty																															(182)		(319)
Production costs																															(3,386)		(13,095)
Depreciation																															0		0
Other income																															656		1
Other expenses																															(190)	[2]	(14)	[3]
Administrative expenses																															(109)		(2,101)
Management fee																															0		0
Cash-settled share-based expense																															0		0
Equity-settled share-based expense																															0		0
Net foreign exchange (loss) gain																															24		97
Net derivative financial instrument expense																															0		0
Finance income																															0		0
Finance cost																															(411)		(189)
Profit (loss) before tax																															51		(9,921)
Tax expense																															0		0
Profit for the year*																															51		(9,921)
Current (excluding intercompany, including assets held for sale)						0																									0		0
Non-current (excluding intercompany)						0																									0		0
Solar plant						0																									0		0
Additions other than through business combinations, property, plant and equipment																															0		0
Additions on evaluation and exploration assets (note 17)																															0		0
Intercompany balances						(214)																									671		(214)
Current (excluding intercompany)						0																									0		0
Non-current (excluding intercompany)						0																									0		0
Intercompany balances						0																									0		0
Depreciation																															(0)		(0)
Other expenses*																															190	[2]	14	[3]
Administrative expenses																															109		2,101
Loss) before tax																															51		(9,921)
Evaluation and exploration projects [member]
Statement Line Items [Line Items]
Revenue																															0		0
Inter-segmental revenue																															0		0
Royalty																															0		0
Production costs																															0		0
Depreciation																															0		0
Other income																															0		0
Other expenses																															0	[2]	0	[3]
Administrative expenses																															(10)		8
Management fee																															0		0
Cash-settled share-based expense																															0		0
Equity-settled share-based expense																															0		0
Net foreign exchange (loss) gain																															0		0
Net derivative financial instrument expense																															0		0
Finance income																															0		0
Finance cost																															(127)		(22)
Profit (loss) before tax																															(137)		(30)
Tax expense																															0		0
Profit for the year*																															(137)		(30)
Current (excluding intercompany, including assets held for sale)	0					401					0					0					0										596		401		0		0		0
Non-current (excluding intercompany)	7,139					92,664					5,626					8,648					6,768										97,308		92,664		5,626		8,648		6,768
Solar plant						0															500										0		0						500
Additions other than through business combinations, property, plant and equipment	0																														0		0		872		0		0
Additions on evaluation and exploration assets (note 17)	172																														4,889		76,693		1,430		5,717		3,059
Intercompany balances						0					0					0					0										0		0		0		0		0
Current (excluding intercompany)	0					(1,755)					0					0					0										(1,988)		(1,755)		0		0		0
Non-current (excluding intercompany)	0					(5,932)					0					0					0										(4,089)		(5,932)		0		0		0
Intercompany balances	$ 0					$ (5,691)					$ 0					$ 0					$ 0										(77,091)		(5,691)		$ 0		$ 0		$ 0
Depreciation																															(0)		0
Other expenses*																															(0)	[2]	0	[3]
Administrative expenses																															10		(8)
Loss) before tax																															$ (137)		$ (30)

[1]	Refer to note 41.
[2]	Other expenses include impairment of plant and equipment of $1,711 for Blanket , as well as $1,973 and $126 retirement benefits for Blanket and Bilboes respectively.
[3]	Other expenses include impairment of plant and equipment of $26 for Blanket and $851 for the Bilboes oxide mine, as well as impairment of the solar VAT and duty receivable amounting to $720 for Blanket.
[4]	Other expenses include impairment of plant and equipment of $8,209 for Blanket, as well as impairment of Connemara North of $720.
[5]	Other expenses include impairment of plant and equipment of $498 for Blanket, as well as impairment of Connemara North of $3,837 and CSR $1,167.
[6]	Other expenses include impairment of exploration and evaluation assets of $2,930 and COVID-19 donations of $1,322.
[7]	Other expenses include impairment of plant and equipment of $144 for Blanket.
[8]	Unaudited and restated. Refer to note 2.2 and note 41.
[9]	Restated, refer to note 41.
[10]	Restated. Refer to note 41.
[11]	Unaudited. Refer to note 2.2.